Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 316,384		$ 299,751
Preference shares, no par value (in Euros)		€ 1
Preferred stock authorized	7,066,522	7,066,522
Preferred stock issued	3,966,522	3,966,522
Preferred stock outstanding	3,966,522	3,966,522
Common stock no par value (in Euros)		€ 1
Common stock authorized	385,396,450	385,396,450
Common stock issued	300,254,024	300,254,024
Common stock outstanding	300,254,024	300,254,024